Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of subsidiaries [Table Text Block]
				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2023	2022
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	HudBay Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	HudBay Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Copper World, Inc.	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%
Hudbay British Columbia Inc.	British Columbia	Holding company	HMI	100%	-%
Copper Mountain Mine (BC) Ltd.	British Columbia	Exploration/development	Copper Mountain Mining ULC	75%	-%
Copper Mountain Mining Inc.	Canada	Exploration/development	Hudbay British Columbia Inc.	100%	-%

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2023	2022
Short-term employee benefits[1]	$10,715	$9,915
Post-employment benefits	811	959
Termination benefits	-	2,287
Long-term share-based awards	2,921	6,646
	$14,447	$19,807